Related Party Transactions (Details 1) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary deposit to Bummy Wu [Member]
Related Party Transaction [Line Items]
Temporary deposit	[1]			$ 100,067
Others [Member]
Related Party Transaction [Line Items]
Other payable to:	[2]	63,299	30,971	173,854
Consolidated Related Party [Member]
Related Party Transaction [Line Items]
Other payable to:		153,729	30,971	173,854
Yuanjiu [Member]
Related Party Transaction [Line Items]
Inventory prepayment to:		180,710
Short-term loan from WTL [Member]
Related Party Transaction [Line Items]
Short-term loan	[3]	272,211
AATWIN [Member]
Related Party Transaction [Line Items]
Other payable to:	[4]	$ 90,430

[1]	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and good standing of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.
[2]	Represents payable to employees as a result of regular operating activities.
[3]	Represents short-term loan from WTL due to operational needs. The original loan amount was approximately $2.64M (NTD 80,000,000). The loan agreement will terminate on December 31, 2021. As of June 30, 2020, the outstanding balance was $272,211 (NTD 8,013,903) (unaudited), including the loan principal of $261,549 (NTD 7,700,000) (unaudited) and interest payable of $10,662 (NTD 313,903) (unaudited).
[4]	Represents payable to AATWIN due to consulting agreement on January 1, 2019. The monthly consulting fee is EUR 15,120 (approximately $17,000) and will be expired December 31, 2021.